PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 27, 2025 EUR (€)
Property, plant and equipment [abstract]
Net book value as at 31 December 2024	€ 6,434
Additions	405
Disposals	(8)
Transfers to assets held for sale	(33)
Depreciation expense	(380)
Currency translation adjustments	(219)
Net book value as at 27 June 2025	6,199
Right of use assets	€ 693